Related parties - Bank (Details 4) - Bank - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Net loans	SFr 8,444	SFr 7,258
Other assets	200	665
Total assets	8,644	7,923
Liabilities
Due to banks/customer deposits	1,119	1,268
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	93	108
Short-term borrowings	440	485
Long-term debt	52,144	32,764
Other liabilities	1,098	1,401
Total liabilities	54,894	36,026
Related party revenues and expenses
Interest and dividend income	(39)	(5)	SFr 10
Interest expense	(1,618)	(1,307)	(924)
Net interest income	(1,657)	(1,312)	(914)
Commissions and fees	114	80	87
Other revenues	104	104	72
Net revenues	(1,439)	(1,128)	(755)
Total operating expenses	1,967	1,867	SFr 1,642
Related party guarantees
Revocable loan commitments	88	0
Credit guarantees and similar instruments
Related party guarantees
Guarantees	SFr 4	SFr 5